Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	LoCorr Long/Short Equity Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objectives:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is long-term capital appreciation
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	with reduced volatility compared to traditional broad-based equity market indices as a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.  More information about these and other discounts is available from your financial professional and in How to Purchase Shares on page 53 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance. During the period from May 10, 2013 (commencement of operations) through December 31, 2013, the Fund’s portfolio turnover rate was 66% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	66.00%
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Fund invests at least 80% of its assets, defined as net assets plus the amount of any borrowings for investment purposes, in long or short positions in equity securities of domestic and foreign companies.  The Fund defines equity securities as (1) common stocks, (2) preferred stocks and (3) debt securities that are convertible in to stock.  The Fund invests in securities of issuers without restriction as to capitalization or country, including emerging markets.  The Fund invests in convertible debt securities of any maturity or credit quality, including those known as “junk bonds.”  Junk bonds are rated below Baa3 by Moody’s Investors Service or equivalently by another nationally recognized statistical rating organization (NRSRO).  The Fund may invest a portion of its assets in private placement offerings which may be illiquid.  The Fund is “non-diversified” for purposes of the Investment Company Act of 1940, as amended, which means that the Fund may invest in fewer securities at any one time than a diversified fund.

The Fund’s adviser seeks to achieve the Fund’s primary investment objective of long-term capital appreciation by using a “long/short equity” strategy that is executed by allocating assets to a sub-adviser that has a long/short equity investment strategy.  The adviser may also engage an additional sub-adviser or additional sub-advisers if it believes they will enhance the Fund’s performance or reduce volatility.  The adviser will also use one or more exchange-traded funds (“ETFs”) to execute a portion of the long/short equity strategy rather than allocate assets to a sub-adviser, when it believes that doing so will help the Fund achieve its investment objective.  The Fund anticipates reduced return volatility when compared to traditional broad-based equity market indices because the short element of its strategies is expected to produce a hedging effect.  For purposes of meeting the Fund’s 80% investment policy, the Fund includes ETFs that invest primarily in equity securities, as defined above.

The adviser, on behalf of itself and on behalf of the Fund and other Funds it advises or may advise in the future that are each a series of LoCorr Investment Trust, was granted an exemptive order from the Securities Exchange Commission (the “SEC”) that permits the adviser, with Board of Trustees approval, to enter into or amend sub-advisory agreements with sub-advisers without obtaining shareholder approval.  Shareholders will be notified within 90 days of the engagement of an additional sub-adviser or sub-advisers to manage a portion of the Fund’s portfolio.

ADVISER’S INVESTMENT PROCESS

The adviser will pursue the Fund’s investment objectives, in part, by utilizing its sub-adviser selection and its risk management process to select the appropriate sub-adviser(s) to help the Fund achieve its objectives.

●
Sub-Adviser Selection represents the result of quantitative and qualitative reviews that will identify a sub-adviser chosen for its long/short equity market niche, historical performance, management accessibility, commitment, investment strategy, as well as process and methodology.  Using this selection process, the adviser believes it can identify a sub-adviser that can produce positive, risk-adjusted returns.  The adviser replaces a sub-adviser when its returns are below expectations or it deviates from its traditional investment process.

●	Risk Management represents the ongoing attention to the historical return performance of a long/short equity sub-adviser as well as the interaction or correlation of returns between long/short equity strategies. Using this risk management process, the adviser believes the Fund’s returns, over time, will have less volatility compared to traditional broad-based equity market indices.

SUB-ADVISER’S INVESTMENT PROCESS

Millennium Asset Management, L.L.C. (“Millennium”) serves as a sub-adviser to the Fund. Millennium’s research process includes direct contact with senior level management of the companies in which the Fund invests to better understand the business model and to quickly and more accurately assess any changes that may develop at those companies.  This in-depth review of the companies drives the sub-adviser’s financial forecasts and enables a more accurate assessment of the catalysts that drive a company’s valuation.  For both long and short investments, the sub-advisers select companies in which it has the greatest confidence.

Billings Capital Management, LLC (“Billings”) serves as one of the Fund’s sub-advisers. Billings’ investment strategy is a value-oriented, fundamentals and research driven, bottom-up equity long/short approach.  The strategy seeks to maximize absolute returns, exceeding the S&P 500 Index over the long term, while attempting to avoid significant permanent capital impairments (losses).  For both long and short investments, Billings selects companies ranked by relative value.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund’s net asset value and performance.

●
Convertible Securities Risk.  A convertible security is a fixed-income security (a debt instrument or a preferred stock) which may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer.  The market value of a convertible security performs like that of a regular debt security, that is, if market interest rates rise, the value of the convertible security falls.

●
Credit Risk:  There is a risk that convertible debt issuers will not make payments on securities held by the Fund, resulting in losses to the Fund.  In addition, the credit quality of convertible debt securities held by the Fund may be lowered if an issuer’s financial condition changes.

●
Emerging Markets Risk: Investments in securities of issuers in emerging markets will be subject to risks of foreign securities in general and with those of emerging markets as well. Emerging market countries may have relatively unstable governments, weaker economies, and less-developed legal systems with fewer security holder rights. Emerging market economies may be based on only a few industries and security issuers may be more susceptible to economic weakness and more likely to default. Securities of issuers in emerging markets securities also tend to be less liquid.

●
Equity Market Risk:  Common and preferred stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.  Convertible bonds may decline in value if the price of a common stock falls below the conversion price. Investor perceptions are based on various and unpredictable factors including expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction and global or regional political, economic and banking crises.

●
ETF Risk:  ETFs are subject to investment advisory and other expenses, which will be indirectly paid by the Fund.  As a result, the cost of investing in the Fund will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds.  Each ETF is subject to specific risks, depending on the nature of the ETF.

●
Foreign Investment Risk:  Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards.  Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

●
High Yield or Junk Bond Risk:  Lower-quality convertible debt securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund’s ability to sell its bonds.  The lack of a liquid market for these bonds could decrease the Fund’s share price.

●	Issuer-Specific Risk: The value of a specific security can be more volatile than the market as a whole and can perform differently from the value of the market as a whole.

●	Limited History of Operations: The Fund has a limited history of operations.

●
Management Risk:  The adviser’s judgments about an investment or the investment expertise of a sub-adviser may prove to be inaccurate and may not produce the desired results.  A sub-adviser’s judgments about the attractiveness, value and potential appreciation or depreciation of a particular security in which the Fund invests or sells short may prove to be inaccurate and may not produce the desired results.

●
Market Risk:  Overall securities market risks may affect the value of individual instruments in which the Fund invests.  Factors such as domestic and foreign economic growth and market conditions, interest rate levels, and political events affect the securities markets.  When the value of the Fund’s investments goes down, your investment in the Fund decreases in value and you could lose money.

●
Non-Diversification Risk:  As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers.  The Fund’s performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.

●
Preferred Stock Risk:  Typically, a rise in interest rates causes a decline in the value of preferred stock. Preferred stocks are also subject to credit and default risk, which is the possibility that an issuer of preferred stock will fail to make its dividend payments.

●
Short Selling Risk:  The Fund will engage in short selling, which is significantly different from the investment activities commonly associated with long-only stock funds.  Positions in shorted securities are speculative and more risky than “long” positions (purchases) because the cost of the replacement security is unknown.  Therefore, the potential loss on an uncovered short is unlimited, whereas the potential loss on long positions is limited to the original purchase price.  You should be aware that any strategy that includes selling securities short could suffer significant losses.  Shorting will also result in higher transaction costs (such as interest and dividends), which reduce the Fund’s return, and may result in higher taxes.

●
Small and Medium Capitalization Company Risk:  Small and mid-sized companies may have limited product lines, markets or financial resources, and they may be dependent on a limited management group.  Equities of smaller companies may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Who Should Invest in the Fund?

The adviser believes the Fund is appropriate for investors seeking long-term capital appreciation with reduced volatility.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	As a non-diversified fund, the Fund may invest more than 5% of its total assets in the securities of one or more issuers. The Fund's performance may be more sensitive to any single economic, business, political or regulatory occurrence than the value of shares of a diversified investment company.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The Fund commenced operations on May 10, 2013.  Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting www.LoCorrFunds.com or by calling 1-855-523-8637.

Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-523-8637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.LoCorrFunds.com
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	2.24%
Other Expenses	rr_OtherExpensesOverAssets	2.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.09%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.30%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in the Fund.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	889
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,864
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,837
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,262
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	2.24%
Other Expenses	rr_OtherExpensesOverAssets	2.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	5.84%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	4.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	407
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,576
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,726
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,516
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(1.00%)
Management Fees	rr_ManagementFeesOverAssets	2.45%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Swap Fees and Expenses	rr_Component1OtherExpensesOverAssets	0.11%
Remaining Other Expenses	rr_Component2OtherExpensesOverAssets	2.24%
Other Expenses	rr_OtherExpensesOverAssets	2.39%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.84%
Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.79%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	3.05%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,296
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,288
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 4,781

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund ' s financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund, until at least April 30, 2015, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any Rule 12b-1 distribution and/or servicing fees, taxes, interest, short selling expenses, brokerage commissions, expenses incurred in connection with any merger or reorganization, indirect expenses, swap fees and expenses, expenses of other investment companies in which the Fund may invest, or extraordinary expenses such as litigation and inclusive of organizational costs incurred prior to the commencement of operations) will not exceed 2.90% of the Fund's daily average net assets attributable to each class of the Fund. These fee waivers and expense reimbursements are subject to possible recoupment from the Fund in future years on a rolling three year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Fund's Board of Trustees, on 60 days' written notice to the adviser.